Lease liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Exchange gain/(loss), net	¥ 1,575	¥ 3,485	¥ (1,477)